UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09155
Investment Company Act File Number
Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New Jersey Municipal Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 175.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 27.4%
$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$238,826
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	222,390
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	195,754
2,635	New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	2,634,973
450	New Jersey Educational Facilities Authority, (Passaic County Community College), 5.25%, 7/1/35	428,027
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(1)	3,195,920
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(2)	3,328,080
1,650	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,591,837
965	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	1,062,542
3,150	Rutgers State University, 5.00%, 5/1/39(2)	3,137,967

		$16,036,316

Electric Utilities — 2.4%
$1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,428,735

		$1,428,735

Escrowed/Prerefunded — 0.6%
$285	New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 12/15/18, 6.00%, 12/15/38	$356,863

		$356,863

General Obligations — 6.6%
$1,850	Monmouth County Improvement Authority, (Govermental Pooled Loan), 5.00%, 1/15/28	$1,970,916
1,795	Monmouth County Improvement Authority, (Govermental Pooled Loan), 5.00%, 1/15/30	1,891,499

		$3,862,415

Hospital — 21.7%
$90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$75,045
1,495	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,392,428
2,505	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,434,008
2,375	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,210,626
915	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	854,510
1,525	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,436,016
1,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	961,650
2,530	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,216,533
1,075	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,091,265

		$12,672,081

Housing — 3.7%
$715	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$636,636
1,640	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,519,591

		$2,156,227

Industrial Development Revenue — 14.3%
$500	Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$489,410
540	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	537,899
2,415	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	2,138,893

Principal
Amount
(000’s omitted)	Security	Value
$215	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	$201,558
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	785,520
220	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	223,883
2,235	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,238,777
2,080	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,747,117

		$8,363,057

Insured-Education — 4.5%
$1,995	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35	$1,976,845
825	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	642,832

		$2,619,677

Insured-Gas Utilities — 8.3%
$4,795	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$4,823,195

		$4,823,195

Insured-General Obligations — 2.3%
$1,240	Lakewood Township, (AGC), 5.75%, 11/1/31	$1,340,242

		$1,340,242

Insured-Hospital — 6.8%
$750	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(2)	$729,158
1,460	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,387,934
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(2)	475,320
1,380	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,404,357

		$3,996,769

Insured-Housing — 5.4%
$3,390	New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,174,396

		$3,174,396

Insured-Lease Revenue/Certificates of Participation — 4.4%
$1,500	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,530,825
1,000	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,048,320

		$2,579,145

Insured-Other Revenue — 1.8%
$1,015	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,021,080

		$1,021,080

Insured-Special Tax Revenue — 12.0%
$6,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$2,992,500
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,773,595
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	773,660
7,185	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	360,615
2,745	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	292,699
5,445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	536,387
3,425	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	312,531

		$7,041,987

Principal
Amount
(000’s omitted)	Security	Value
Insured-Student Loan — 4.2%
$2,385	New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,446,438

		$2,446,438

Insured-Transportation — 3.8%
$1,960	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$790,684
4,000	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,121,680
315	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	327,524

		$2,239,888

Insured-Water and Sewer — 4.6%
$2,830	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$2,669,567

		$2,669,567

Lease Revenue/Certificates of Participation — 5.4%
$1,500	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,484,145
1,765	New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,685,769

		$3,169,914

Other Revenue — 8.4%
$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$206,856
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	196,544
600	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	598,344
2,700	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	2,692,548
500	Port Authority of New York and New Jersey, (JFK International Air Terminal LLC), 6.00%, 12/1/42	487,350
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	183,567
900	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	541,188

		$4,906,397

Senior Living/Life Care — 3.0%
$465	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$427,293
770	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	685,200
815	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	637,860

		$1,750,353

Special Tax Revenue — 2.1%
$100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$90,068
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	146,384
500	Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	496,615
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	505,340

		$1,238,407

Student Loan — 4.3%
$40	New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$40,790
2,500	New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.246%, 6/1/36(2)(3)(4)	2,465,075

		$2,505,865

Transportation — 17.4%
$1,060	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,045,403
1,080	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,049,403
250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	260,032
530	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	565,945
3,600	New Jersey Turnpike Authority, 5.25%, 1/1/40	3,589,128
480	Port Authority of New York and New Jersey, 4.50%, 11/1/33	449,798

Principal
Amount
(000’s omitted)	Security	Value
$1,995	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	$2,038,930
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,140,279

		$10,138,918

Total Tax-Exempt Investments — 175.4% (identified cost $107,502,155)		$102,537,932

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.2)%		$(33,426,089)

Other Assets, Less Liabilities — (18.2)%		$(10,639,113)

Net Assets Applicable to Common Shares — 100.0%		$58,472,730

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 33.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 10.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $465,075.

(4)		Variable rate security. The stated interest rate represents the rate in effect at February 28, 2011.

A summary of open financial instruments at February 28, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	125 U.S. 30-Year Treasury Bond	Short	$(14,905,813)	$(15,042,969)	$(137,156)

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	(Depreciation)
Bank of America	$2,187,500	4.524%	3-month USD- LIBOR-BBA	May 18, 2011 / May 20, 2041	$(74,625)
JPMorgan Chase Co.	1,362,500	4.163	3-month USD- LIBOR-BBA	March 14, 2011 / March 14, 2041	28,430

					$(46,195)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $28,430 and $211,781, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,458,439

Gross unrealized appreciation	$1,514,045
Gross unrealized depreciation	(6,314,552)

Net unrealized depreciation	$(4,800,507)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$102,537,932	$—	$102,537,932

Total Investments	$—	$102,537,932	$—	$102,537,932

Interest Rate Swaps	$—	$28,430	$—	$28,430

Total	$—	$102,566,362	$—	$102,566,362

Liability Description
Futures Contracts	$(137,156)	$—	$—	$(137,156)
Interest Rate Swaps	—	(74,625)	—	(74,625)

Total	$(137,156)	$(74,625)	$—	$(211,781)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011